Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Praxis Mutual Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000912900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Praxis International Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Praxis Mutual Funds

Praxis International Index Fund

Class A (MPLAX) and Class I (MPLIX)

Supplement dated September 14, 2023 to the
Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2023

All references in the Praxis International Index Fund’s (the “Fund”) Summary Prospectus, Prospectus and Statement of Additional Information to the Morningstar® Global ex-US Target Market Exposure GR USD IndexSM are hereby replaced with the Morningstar® Global ex-US Target Market Exposure NR USD IndexSM.

In addition, the Fund Performance tables in the Fund’s Summary Prospectus and Prospectus are replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022 (with maximum sales charge)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.
Praxis International Index Fund | Morningstar® Global ex-US Target Market Exposure NR USD IndexSM
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.32%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.29%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.96%	[1]
Praxis International Index Fund | MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Praxis International Index Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPLAX
1 Year	rr_AverageAnnualReturnYear01	(21.10%)
5 Years	rr_AverageAnnualReturnYear05	(0.72%)
10 Years	rr_AverageAnnualReturnYear10	2.51%
Praxis International Index Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	2.31%
Praxis International Index Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(0.38%)
10 Years	rr_AverageAnnualReturnYear10	2.10%
Praxis International Index Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPLIX
1 Year	rr_AverageAnnualReturnYear01	(16.18%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	3.69%

[1]	Effective May 25, 2023, the Fund’s benchmark index changed from the MSCI ACWI ex USA Index (Net) to the Morningstar® Global ex-US Target Market Exposure NR USD IndexSM. The Fund believes the new index provides a comparable representation of the foreign developed and emerging markets in which the Fund invests to that of the prior benchmark index.